Vessels, Net (Details Textual) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	May 20, 2015	Sep. 26, 2016	Sep. 24, 2014	Sep. 16, 2014	Feb. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessel, Net (Textual)
Impairment charges					$ 23,978			$ 17,982
Other operating activities								11,179
Impairment loss description						If the Company were to utilize the most recent five-year historical average rates, three-year historical average rates or one-year historical average rates, would recognize an impairment loss of $17,982 (using the most recent five-year historical average rates) and $27,077 (using the most recent three year or one-year historical average rates).
Loss on sale of vessels						$ (277)	$ (7,620)	$ (1,098)
National Bank of Greece [Member]
Vessel, Net (Textual)
Outstanding balance			$ 3,300
M/V Free Knight [Member]
Vessel, Net (Textual)
Gross sale price					$ 3,600
M/V Free Goddess [Member]
Vessel, Net (Textual)
Gross sale price	$ 5,500
Loss on sale of vessels	1,100						8,571
M/V Free Hero [Member]
Vessel, Net (Textual)
Gross sale price	5,500
Loss on sale of vessels	$ 1,100						950
M/V Free Maverick [Member]
Vessel, Net (Textual)
Gross sale price		$ 1,925
Impairment charges							18,891
Loss on sale of vessels		$ 277
M/V Free Impala [Member]
Vessel, Net (Textual)
Gross sale price			$ 3,600
M/V Free Jupiter [Member]
Vessel, Net (Textual)
Gross sale price				$ 12,250
M/V Free Neptune [Member]
Vessel, Net (Textual)
Impairment charges						$ 4,286	$ 18,891